property, plant and equipment	6 Months Ended
Jun. 30, 2026
property, plant and equipment
property, plant and equipment
17	property, plant and equipment

	Owned assets							Right-of-use lease assets (Note 19)
		Buildings and	Computer			Assets
	Network	leasehold	hardware		Investment	under		Network
(millions)	assets	improvements	and other	Land	property	construction	Total	assets	Real estate	Other	Total	Total
AT COST
Balance as at January 1, 2026	$38,005	$4,018	$1,898	$85	$46	$721	$44,773	$2,150	$2,818	$80	$5,048	$49,821
Additions	388	11	22	—	—	409	830	372	189	31	592	1,422
Assets under construction put into service	5	96	36	—	—	(137)	—	—	—	—	—	—
Transfers	1,082	—	24	—	—	—	1,106	(1,106)	—	—	(1,106)	—
Dispositions, retirements and other	(315)	(33)	(28)	(3)	—	—	(379)	—	(76)	(4)	(80)	(459)
Net foreign exchange differences	3	6	11	—	—	6	26	—	18	—	18	44
Balance as at June 30, 2026	$39,168	$4,098	$1,963	$82	$46	$999	$46,356	$1,416	$2,949	$107	$4,472	$50,828
ACCUMULATED DEPRECIATION
Balance as at January 1, 2026	$26,410	$2,556	$1,392	$—	$1	$—	$30,359	$374	$1,565	$20	$1,959	$32,318
Depreciation [1]	793	80	87	—	1	—	961	59	137	17	213	1,174
Transfers	324	—	11	—	—	—	335	(335)	—	—	(335)	—
Dispositions, retirements and other	(338)	(34)	(35)	—	—	—	(407)	(1)	(97)	(4)	(102)	(509)
Net foreign exchange differences	2	4	8	—	—	—	14	—	12	—	12	26
Balance as at June 30, 2026	$27,191	$2,606	$1,463	$—	$2	$—	$31,262	$97	$1,617	$33	$1,747	$33,009
NET BOOK VALUE
Balance as at December 31, 2025	$11,595	$1,462	$506	$85	$45	$721	$14,414	$1,776	$1,253	$60	$3,089	$17,503
Balance as at June 30, 2026	$11,977	$1,492	$500	$82	$44	$999	$15,094	$1,319	$1,332	$74	$2,725	$17,819

1	For the six-month periods ended June 30, 2026, depreciation includes $3 in respect of impairment of real estate right-of-use lease assets.

As at June 30, 2026, our contractual commitments for the property, plant and equipment acquisitions totalled $211 million over a period ending December 31, 2028 (December 31, 2025 – $184 million over a period ending December 31, 2027).